Subsequent Events	9 Months Ended	10 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the unaudited condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

On October 7, 2024, the Company filed a Proxy Statement seeking to obtain shareholder approval, among other things, approval of the Extension Proposal — To approve, as a special resolution, an amendment to the Company’s current Amended and Restated Memorandum of Association and Articles of Association (the “Articles”) in the form set forth in Annex A to the accompanying proxy statement, to extend the date by which the Company has to consummate a Business Combination (as defined in the Articles) (the “Extension”) from November 30, 2024 (the “Termination Date”) to August 21, 2025 (as extended, the “Extended Date” and such proposal, the “Extension Proposal”).

On November 4, 2024, the Company filed Proxy Statement supplement to announce the postponement of the scheduled meeting of shareholders to vote to November 18, 2024.

Amendment No. 1 to Business Combination Agreement

On November 12, 2024, the Company and USARE entered into that certain Amendment No. 1 to the Business Combination Agreement (the “BCA Amendment”). The BCA Amendment:

(i)     amends Section 2.02(b) and Section 2.03(b)(iii) to provide that in connection with the Business Combination, each USARE Class A Preferred Investor Warrant shall be cancelled and converted into the right to receive a Domesticated Purchaser Series A Preferred Investor Warrant (as defined in the Business Combination Agreement) exercisable for a number of shares of common stock of New USARE equal to the aggregate number of Class A units of USARE that would be issued upon full exercise of such USARE Class A Preferred Investor Warrant; and

(ii)   amends Article X to define the term “Expiration Time” with respect to the Member Support Agreement (as defined in the Business Combination Agreement) to mean the earlier of the closing of the Business Combination or the termination of the Business Combination Agreement.

Non-Redemption Agreement

On November 13 and 14, 2024, Inflection Point entered into several non-redemption agreements (the “Non-Redemption Agreements”) with certain counterparties (the “Counterparties”). Pursuant to the Non-Redemption Agreements, each Counterparty agreed not to redeem (or to validly rescind any redemption requests with respect to) certain publicly-held Class A ordinary shares of Inflection Point (“Non-Redeemed Shares”) in connection with the shareholder vote on the Extension Proposal. In exchange for the foregoing commitments not to redeem the Non-Redeemed Shares, Inflection Point granted such Counterparties options to enter into forward purchase agreements (the “Forward Purchase Agreements”) in connection with the closing of the Business Combination (the “Forward Purchase Options”) with respect to Class A ordinary shares of Inflection Point. Pursuant to the Forward Purchase Options, each Counterparty will have the right, but not the obligation, to enter into an over-the-counter Equity Prepaid Forward Transaction (a “Forward Purchase Transaction”) with respect to Class A ordinary shares of Inflection Point in connection with the closing of the Business Combination.

On November 18, 2024, the Company held an extraordinary general meeting (the “Extension Meeting”) during which shareholders approved, amongst other matters, an amendment to the Company’s amended and restated memorandum of association to extend the date by which the Company must consummate an initial business combination from November 30, 2024 to August 21, 2025 (or such earlier date as determined by the board of directors). In connection with the Extension Meeting, shareholders elected to redeem an aggregate of 22,794,651 Class A ordinary shares at a redemption price of approximately $10.83 per share. As a result, approximately $246.9 million was removed from the Trust Account and paid to such holders and approximately $23.9 million remained in the Trust Account.

On November 18, 2024, pursuant to the terms of the Cayman Constitutional Documents, the Sponsor elected to convert 6,200,000 outstanding Inflection Point Class B Ordinary Shares held by it on a one-for-one basis into Inflection Point Class A Ordinary Shares. Following such conversion and giving effect to the redemption of Public Shares in connection with the Extension Amendment, as of November 18, 2024, the Company had an aggregate of 8,405,349 Inflection Point Class A Ordinary Shares issued and outstanding and 50,000 Inflection Point Class B Ordinary Shares issued and outstanding.

As previously disclosed, on August 13, 2024, to document existing and future Working Capital Loans, the Company issued a convertible promissory note (the “Note”) to Michael Blitzer, the Company’s Chief Executive Officer, pursuant to which the Company may borrow up to $2,500,000 from Mr. Blitzer, related to ongoing expenses reasonably related to the business of the Company and the consummation of the Business Combination.

On each of November 12, 2024, December 2, 2024 and January 22, 2025, the Company drew $250,000 from the convertible note issued to Michael Blitzer, the Company’s Chief Executive Officer (the “Note”), respectively, resulting in the Note having an outstanding balance of $1,450,000.

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statements were issued. Based upon this review, other than as disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On March 28, 2024, the Company entered into the Amendment to the Services and Indemnification Agreement pursuant to which, the Monthly Fee paid to TVC, effective as of January 1, 2024, was reduced from $27,083.33 to (i) $17,708.33 for the period from January 1, 2024 to January 31, 2024 and (ii) $24,091 for the period starting February 1, 2024. Upon completion of a business combination or its liquidation, the Company will cease paying the Monthly Fee.

On August 9, 2024, the Company entered into the Amendment to the Services and Indemnification Agreement pursuant to which, the Monthly Fee paid to TVC, effective as of April 1, 2024, was reduced from $24,091 to $18,882 for the period starting April 1, 2024. Upon completion of a Business Combination or its liquidation, the Company will cease paying the Monthly Fee.

On August 13, 2024, to document existing and future Working Capital Loans, the Company issued a convertible promissory note (the “Note”) to Michael Blitzer, the Company’s Chief Executive Officer, pursuant to which the Company may borrow up to $2,500,000 from Mr. Blitzer, related to ongoing expenses reasonably related to the business of the Company and the consummation of the Business Combination.

All unpaid principal under the Note shall be due and payable in full on the earlier of (i) November 30, 2024, or such later date by which the Company must consummate a Business Combination pursuant to its governing documents (as may be amended by a shareholder vote) and (ii) the effective date of a Business Combination (such earlier date, the “Maturity Date”), unless accelerated upon the occurrence of an event of default as set forth in the Note. Mr. Blitzer will have the option, at any time on or prior to the repayment of amounts owed under the Note, to convert up to $1,500,000 outstanding under the Note into warrants to purchase Class A ordinary shares at a conversion price of $1.00 per warrant, with each warrant entitling the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to the same adjustments applicable to the Private Placement Warrants.

On August 21, 2024 (the “Signing Date”) the Company entered into the USARE Business Combination Agreement by and among the Company, USARE and Merger Sub, pursuant to which, among other things and subject to the terms and conditions contained therein, Merger Sub will merge with and into USARE (the “Merger”), with USARE continuing as the surviving company and wholly owned subsidiary of the Company. The transactions contemplated by the Business Combination Agreement are referred to herein as the “USARE Business Combination.” The combined company’s business will continue to operate through USARE and its subsidiaries. In connection with the closing of the USARE Business Combination (the “Closing”), the Company will change its name to “USA Rare Earth, Inc.” (such company after the closing of the Business Combination, “New USARE”).

Pursuant to a Securities Purchase Agreement, dated as of August 21, 2024, by and among the Company, Michael Blitzer and USARE, the Company has agreed to issue at Closing, $1,250,000 in Stated Value of Series A Preferred Stock to Mr. Blitzer exchange for his forgiveness of 50% of the then-outstanding balance of the Note. In addition, pursuant to a Securities Purchase Agreement, dated as of August 21, 2024, by and between USARE and Mr. Blitzer, USARE issued 122,549USARE Class A-2 Convertible Preferred Units and a warrant to purchase up to 31,250USARE Class A Units in exchange for Mr. Blitzer’s promise to forgive, at Closing, the other 50% of the then-outstanding balance of the Note.

On November 18, 2024, the Company held an extraordinary general meeting (the “Extension Meeting”) during which shareholders approved, amongst other matters, an amendment to the Company’s amended and restated memorandum of association to extend the date by which the Company must consummate an initial business combination from November 30, 2024 to August 21, 2025 (or such earlier date as determined by the board of directors). In connection with the Extension Meeting, shareholders elected to redeem an aggregate of 22,794,651 Class A ordinary shares at a redemption price of approximately $10.83 per share. As a result, approximately $246.9 million was removed from the Trust Account and paid to such holders and approximately $23.9 million remained in the Trust Account.

On November 18, 2024, pursuant to the terms of the Cayman Constitutional Documents, the Sponsor elected to convert 6,200,000 outstanding Inflection Point Class B Ordinary Shares held by it on a one-for-one basis into Inflection Point Class A Ordinary Shares. Following such conversion and giving effect to the redemption of Public Shares in connection with the Extension Amendment, as of November 18, 2024, the Company had an aggregate of 8,405,349 Inflection Point Class A Ordinary Shares issued and outstanding and 50,000 Inflection Point Class B Ordinary Shares issued and outstanding.

On each of November 12, 2024, December 2, 2024 and January 22, 2025, the Company drew $250,000 from the Note respectively, resulting in the Note having an outstanding balance of $1,450,000.